Quarterly Holdings Report
for
Fidelity Managed Retirement 2010 Fund℠
October 31, 2021
RW30-NPRT1-1221
1.858593.115
Domestic Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	9,494	163,766
Fidelity Series Commodity Strategy Fund (a)	49,837	212,805
Fidelity Series Large Cap Growth Index Fund (a)	5,447	105,297
Fidelity Series Large Cap Stock Fund (a)	5,874	114,068
Fidelity Series Large Cap Value Index Fund (a)	13,675	220,312
Fidelity Series Small Cap Opportunities Fund (a)	3,631	54,607
Fidelity Series Value Discovery Fund (a)	4,633	80,569
TOTAL DOMESTIC EQUITY FUNDS (Cost $760,228)		951,424

International Equity Funds - 14.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,594	67,851
Fidelity Series Emerging Markets Fund (a)	4,491	50,788
Fidelity Series Emerging Markets Opportunities Fund (a)	18,531	457,540
Fidelity Series International Growth Fund (a)	7,435	152,484
Fidelity Series International Index Fund (a)	5,102	64,031
Fidelity Series International Small Cap Fund (a)	2,263	54,581
Fidelity Series International Value Fund (a)	12,999	151,052
Fidelity Series Overseas Fund (a)	10,421	152,036
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $862,654)		1,150,363

Bond Funds - 56.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	39,452	398,069
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,781	47,953
Fidelity Series Corporate Bond Fund (a)	54,496	604,359
Fidelity Series Emerging Markets Debt Fund (a)	4,671	42,835
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,422	14,130
Fidelity Series Floating Rate High Income Fund (a)	922	8,589
Fidelity Series Government Bond Index Fund (a)	74,682	790,881
Fidelity Series High Income Fund (a)	5,141	49,148
Fidelity Series Inflation-Protected Bond Index Fund (a)	56,665	638,050
Fidelity Series International Credit Fund (a)	611	6,088
Fidelity Series International Developed Markets Bond Index Fund (a)	8,900	87,216
Fidelity Series Investment Grade Bond Fund (a)	72,878	851,210
Fidelity Series Investment Grade Securitized Fund (a)	56,974	588,541
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,629	218,101
Fidelity Series Real Estate Income Fund (a)	2,492	29,306
TOTAL BOND FUNDS (Cost $4,156,342)		4,374,476

Short-Term Funds - 16.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	281,551	281,551
Fidelity Series Short-Term Credit Fund (a)	23,991	241,826
Fidelity Series Treasury Bill Index Fund (a)	78,457	784,571
TOTAL SHORT-TERM FUNDS (Cost $1,305,119)		1,307,948

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,084,343)	7,784,211
NET OTHER ASSETS (LIABILITIES) - 0.0%	(162)
NET ASSETS - 100.0%	7,784,049

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	398,526	1,995	-	-	1,538	398,069
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	65,217	17,516	-	(1)	253	47,953
Fidelity Series Blue Chip Growth Fund	165,049	38,334	24,213	28,131	1,726	(17,130)	163,766
Fidelity Series Canada Fund	62,904	4,656	3,137	-	44	3,384	67,851
Fidelity Series Commodity Strategy Fund	208,548	73,241	20,780	64,642	(2,472)	(45,732)	212,805
Fidelity Series Corporate Bond Fund	618,891	22,548	26,133	3,880	1,069	(12,016)	604,359
Fidelity Series Emerging Markets Debt Fund	41,887	2,341	660	474	(5)	(728)	42,835
Fidelity Series Emerging Markets Debt Local Currency Fund	13,557	1,316	216	-	(3)	(524)	14,130
Fidelity Series Emerging Markets Fund	49,667	3,951	3,206	-	(42)	418	50,788
Fidelity Series Emerging Markets Opportunities Fund	462,107	33,220	32,942	-	(171)	(4,674)	457,540
Fidelity Series Floating Rate High Income Fund	8,062	574	145	84	-	98	8,589
Fidelity Series Government Bond Index Fund	781,464	36,540	14,653	2,043	(53)	(12,417)	790,881
Fidelity Series Government Money Market Fund 0.07%	331,584	6,574	56,607	59	-	-	281,551
Fidelity Series High Income Fund	48,672	2,257	1,627	588	6	(160)	49,148
Fidelity Series Inflation-Protected Bond Index Fund	851,662	15,538	230,576	-	25,924	(24,498)	638,050
Fidelity Series International Credit Fund	6,175	41	-	41	-	(128)	6,088
Fidelity Series International Developed Markets Bond Index Fund	-	88,369	471	-	(6)	(676)	87,216
Fidelity Series International Growth Fund	150,155	10,262	10,750	-	106	2,711	152,484
Fidelity Series International Index Fund	62,272	4,579	3,601	-	7	774	64,031
Fidelity Series International Small Cap Fund	52,722	2,202	2,300	-	12	1,945	54,581
Fidelity Series International Value Fund	148,917	8,681	11,493	-	118	4,829	151,052
Fidelity Series Investment Grade Bond Fund	852,859	31,100	21,178	4,328	(37)	(11,534)	851,210
Fidelity Series Investment Grade Securitized Fund	588,327	19,866	14,564	744	(7)	(5,081)	588,541
Fidelity Series Large Cap Growth Index Fund	105,291	5,750	12,690	-	2,621	4,325	105,297
Fidelity Series Large Cap Stock Fund	115,906	11,711	11,763	6,852	202	(1,988)	114,068
Fidelity Series Large Cap Value Index Fund	224,375	12,544	24,359	-	2,786	4,966	220,312
Fidelity Series Long-Term Treasury Bond Index Fund	232,966	12,943	23,994	1,066	441	(4,255)	218,101
Fidelity Series Overseas Fund	150,520	9,853	12,669	-	305	4,027	152,036
Fidelity Series Real Estate Income Fund	29,365	1,098	1,140	517	26	(43)	29,306
Fidelity Series Short-Term Credit Fund	283,966	7,918	47,491	1,574	(173)	(2,394)	241,826
Fidelity Series Small Cap Opportunities Fund	55,682	14,918	7,810	12,794	245	(8,428)	54,607
Fidelity Series Treasury Bill Index Fund	923,262	18,229	156,920	91	-	-	784,571
Fidelity Series Value Discovery Fund	82,452	4,897	8,803	-	683	1,340	80,569
	7,709,266	969,794	806,402	127,908	33,351	(121,798)	7,784,211

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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